West Hills Tactical Core Fund Expense Example - West Hills Tactical Core Fund - West Hills Tactical Core Fund [Default Label]	Nov. 01, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 213
Expense Example, with Redemption, 3 Years	658
Expense Example, with Redemption, 5 Years	1,394
Expense Example, with Redemption, 10 Years	$ 3,344